Revenue	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Revenue

Note 4. Revenue

Collaboration Agreement

The Company, SC Assets, Ethena and Ethena OpCo entered into a collaboration agreement (the “Collaboration Agreement”), pursuant to which Ethena agreed to provide the Company a right to participate in certain future offerings of Ethena’s native protocol governance token, ENA Token, on terms no less favorable than other investors and to collaborate with the Company on an ongoing basis to support the operation of the Company’s infrastructure, staking and treasury activities of ENA Token and the Company’s public advocacy for the blockchain-based protocol and off-chain architecture and related systems for ENA Token (the “Ethena Protocol”) within the traditional finance ecosystem. Pursuant to the Collaboration Agreement, the Company agreed that its business would be to provide infrastructure, staking and other products and services to the Ethena Protocol and that it would not change such business, acquire digital assets other than ENA Token, USDe and sUSDe or any other Ethena-related digital assets, or enter into a merger, acquisition, disposition or similar transaction that would have the effect of changing such business without the prior approval of the Investment Committee and a majority of the holders to the Company’s Class B Common Stock.

In November 2025 the Company began serving as a cross-chain verifier for the Ethena ecosystem across multiple chains. On April 14, 2026, the Company entered in a DVN Services Agreement with Ethena OpCo. The services provided thereunder include, without limitation: (a) the continuous operation of DVN infrastructure on all Supported Networks (defined as blockchain networks on which the StablecoinX DVN is deployed and operational, initially comprising Arbitrum and Optimism); (b) the cryptographic verification of the authenticity and finality of cross-chain messages transmitted through the LayerZero Protocol; (c) the monitoring of DVN performance and security in accordance with the Service Level Requirements; and (d) such additional verification and infrastructure services as the Parties may agree to in writing from time to time. During its term, the Agreement shall represent the sole and exclusive agreement under which Ethena compensates or otherwise incentivizes a third-party DVN operator to process cross-chain transactions within the Ethena Ecosystem through the LayerZero Protocol. During the agreement term and once enabled by Ethena to do so, the Company will, at all times, maintain a minimum staked balance of ENA tokens (“Minimum Staking Requirement”) as security for the faithful performance of its DVN obligations. Under the terms of the agreement, the Company receives a service fee equal to one (1) basis point (0.01%) of all processed volume, as defined, each month which his paid in ENA Tokens. The number of ENA Tokens received is calculated using the time-weighted average price of ENA as reporting by CoinGecko/CoinMarketCap over the final five (5) trading days of the applicable calendar month. The Company recognizes DVN revenue based on the number of ENA tokens received at the fair value as of the invoice date. Upon receipt of the ENA tokens, differences between the recorded balance and fair value at the date of receipt will be recognized as a change in fair value of the digital intangible asset.

On May 22, 2026, the Company entered into an agreement with Ethena Opco wherein the Company was appointed as a non-exclusive distribution partner to facilitate broader adoption of Ethena Products by institutional investors. Under this agreement, Ethena OpCo is required to pay the Company a monthly fee initially equal to five basis points (0.05%) of the gross dollar equivalent of Ethena Products acquired through the Company’s distribution activities during the applicable calendar month. The fee rate may be adjusted by mutual written agreement of the parties to any rate within a range of one to ten basis points. During the three and six-month periods ended June 30, 2026, respectively, no related distribution services were performed.

In October 2025, the Company received a loan of thirty-three (33) Ethereum – ETH Tokens (“ETH Tokens”), a decentralized digital currency operating on the Ethereum blockchain protocol. To begin operational activity, the Company staked the ETH Tokens on its validator platform. See Notes 5, 6 and 14.

Disaggregation of Revenue

The following table presents a disaggregation of the Company’s revenue:

	Three months ended	Six months ended	For the period June 30, 2025 (Inception) through
	June 30,	June 30,	June 30,
	2026	2026	2025

Validator services	$904	$1,570	$-
DVN services	61,468	61,468	-
Total revenue	$62,372	$63,038	$-

	Three months ended	Six months ended	For the period June 30, 2025 (Inception) through
	June 30,	June 30,	June 30,
	2026	2026	2025
Revenue recognized at a point in time	$904	$1,570	$-
Revenue recognized over time	61,468	61,468	-
	$62,372	$63,038	$-